Contingent liabilities and legal proceedings	6 Months Ended
Sep. 30, 2021
Contingent liabilities and legal proceedings
Contingent liabilities and legal proceedings

11   Contingent liabilities and legal proceedings

Note 29 “Contingent liabilities and legal proceedings” to the consolidated financial statements of Vodafone Group Plc for the year ended 31 March 2021 sets forth the Group’s commitments, contingent liabilities and legal proceedings as of 31 March 2021. There have been no material changes to the Group’s commitments, contingent liabilities or legal proceedings during the period covered by this report, except as disclosed below.

Vodafone Idea

As part of the agreement to merge Vodafone India and Idea Cellular in 2017, the parties agreed a mechanism for payments between the Group and Vodafone Idea Limited (‘VIL’) pursuant to the difference between the crystallisation of certain identified contingent liabilities in relation to legal, regulatory, tax and other matters, and refunds relating to Vodafone India and Idea Cellular. Cash payments or cash receipts relating to these matters must have been made or received by VIL before any amount becomes due from or owed to the Group. Any future payments by the Group to VIL as a result of this agreement would only be made after satisfaction of this and other contractual conditions.

The Group’s potential exposure under this mechanism is now capped at INR 64 billion (€743 million) following payments made under this mechanism from Vodafone to VIL, in the year ended 31 March 2021, totalling INR 19 billion (€235 million).

On 15 September 2021, the Government of India announced a relief package and a series of reforms for the telecom sector including a four-year moratorium on spectrum and AGR payments designed to improve the liquidity and financial health of the telecom sector. VIL also requires additional liquidity support from its lenders and intends to raise additional equity capital.

There are significant uncertainties in relation to VIL’s ability to make payments in relation to liabilities covered by the mechanism and no further cash payments are considered probable from the Group as at 30 September 2021.

The carrying value of the Group’s investment in VIL is €nil and the Group is recording no further share of losses in respect of VIL. The Group’s potential exposure to liabilities within VIL is capped by the mechanism described above. As a consequence, contingent liabilities arising from litigation in India concerning operations of Vodafone India are not reported below.

Indus Towers merger

The merger of Indus and Bharti Infratel completed on 19 November 2020 and the combined entity was renamed Indus Towers Ltd (“Indus Towers”). Under the terms of the merger a security package was agreed for the benefit of Indus Towers which can be invoked in the event that VIL is unable to satisfy certain payment obligations under its Master Services Agreements with Indus Towers (the ‘MSAs’). The security package includes:

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A prepayment in cash of INR 24 billion (€279 million) by VIL to Indus Towers in respect of its payment obligations that are undisputed, due and payable under the MSAs after the merger closing. The prepayment has been fully utilised in the period;

-	A primary pledge over 190.7 million shares owned by Vodafone Group in Indus Towers having a value of INR 59 billion (€684 million); and
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A secondary pledge over shares owned by Vodafone Group in Indus Towers (ranking behind Vodafone’s existing lenders for the remaining €1.3 billion bank borrowings secured against Indian assets (see note 21) utilised to fund Vodafone’s contribution to the VIL rights issue in 2019) (“the Bank Borrowings”) with a maximum liability cap of INR 42.5 billion (€494 million).

In the event of non-payment of relevant MSA obligations by VIL, Indus Towers will have recourse to the primary pledge shares and, after repayment of the Bank Borrowings in full, any secondary pledged shares, up to the value of the liability cap. VIL’s ability to make MSA payments to Indus Towers is uncertain and depends on a number of factors including its ability to raise additional funding.

11   Contingent liabilities and legal proceedings (continued)

Indian tax cases

In January 2012, the Supreme Court of India found against the Indian tax authority and in favour of Vodafone International Holdings BV (‘VIHBV’) in proceedings brought after the Indian tax authority alleged potential liability under the Income Tax Act 1961 for the failure by VIHBV to deduct withholding tax from consideration paid to the Hutchison Telecommunications International Limited group (‘HTIL’) in connection with its 2007 disposal to VIHBV of its interests in a wholly-owned Cayman Island incorporated subsidiary that indirectly held interests in Vodafone India Limited (‘Vodafone India’).

The Finance Act 2012 of India, which amended various provisions of the Income Tax Act 1961 with retrospective effect, contained provisions intended to tax any gain on transfer of shares in a non-Indian company, which derives substantial value from underlying Indian assets, such as VIHBV’s transaction with HTIL in 2007. Further, it sought to subject a purchaser, such as VIHBV, to a retrospective obligation to withhold tax. On 3 January 2013, VIHBV received a letter from the Indian tax authority reminding it of the tax demand raised prior to the Supreme Court of India’s judgement and updating the interest element of that demand to a total amount of INR142 billion, which included principal and interest as calculated by the Indian tax authority but did not include penalties. On 12 February 2016, VIHBV received a notice dated 4 February 2016 of an outstanding tax demand of INR221 billion (plus interest) along with a statement that enforcement action, including against VIHBV’s indirectly held assets in India, would be taken if the demand was not satisfied. On 29 September 2017, VIHBV received an electronically generated demand in respect of alleged principal, interest and penalties in the amount of INR190.7 billion. This demand does not appear to have included any element for alleged accrued interest liability.

In response to the 2013 letter, VIHBV initiated arbitration proceedings under the Netherlands-India Bilateral Investment Treaty (‘Dutch BIT’). The arbitration hearing took place in February 2019. In September 2020, the arbitration tribunal issued its award unanimously ruling in VIHBV’s favour. The Indian Government applied in Singapore to set aside the award primarily on jurisdictional grounds. The proceedings have been transferred to the Singapore International Commercial Court (‘SICC’).

Separately, on 24 January 2017, Vodafone Group Plc and Vodafone Consolidated Holdings Limited formally commenced arbitration with the Indian Government under the United Kingdom-India Bilateral Investment Treaty (‘UK BIT’) in respect of retrospective tax claims under the Income Tax Act 1961 (as amended by the Finance Act 2012). Although relating to the same underlying facts as the claim under the Dutch BIT, the claim brought by Vodafone Group Plc and Vodafone Consolidated Holdings Limited is a separate and distinct claim under a different treaty. After the Delhi High Court first upheld, and subsequently dismissed, the Indian Government’s application for an injunction preventing Vodafone from progressing the UK BIT arbitration as an abuse of process, the Indian Government appealed the dismissal. Hearings took place from 2018 to 2020 with frequent adjournments. Following the award in the Dutch BIT, the Delhi High Court dismissed the injunction appeal proceedings. Vodafone has undertaken to proceed with the arbitration commenced under the UK BIT only if the award already published under the Dutch BIT is set aside. The Delhi High Court also permitted the formation of the UK BIT tribunal.

In August 2021 the Indian Parliament passed new tax legislation which affects the retrospective effect of the Finance Act 2012. The impact of this legislation on the Dutch and UK BIT proceedings, in particular whether the Indian Government will withdraw its challenge to the arbitration award in the Dutch BIT, is unknown as of the date of this report. The SICC granted a stay in the Dutch BIT proceedings and agreed not to set a date for the hearing until after 1 January 2022.

VIHBV and Vodafone Group Plc will continue to defend vigorously any allegation that VIHBV or Vodafone India is liable to pay tax in connection with the transaction with HTIL. Based on the facts and circumstances of this matter, including the outcome of legal proceedings to date, the Group considers that it is more likely than not that no present obligation exists at 30 September 2021.

11   Contingent liabilities and legal proceedings (continued)

UK: IPCom v Vodafone Group Plc and Vodafone UK

On 22 February 2019, IPCom sued Vodafone Group Plc and Vodafone Limited for alleged infringement of two patents claimed to be essential to UMTS and LTE network standards. If IPCom could have established that one or more of its patents was valid and infringed, it could have sought an injunction against the UK network if a global licence for the patents was not agreed. The Court ordered expedited trials on the infringement and validity issues. The trial on the first patent was in November 2019 and removed the risk of an injunction so IPCom withdrew the second patent trial listed for May 2020, although the court did find that there had been limited infringement of the patent. Both IPCom and Vodafone appealed certain aspects of the judgement from the first trial at a hearing in January 2021 with the Court of Appeal finding in favour of both parties on different issues. The validity of the first patent was considered by the Board of Appeal of the European Patent Office at a hearing in July 2021. The patent was found to be invalid and was revoked. As a result Vodafone has no liability for patent infringement and the case is resolved.

Spain and UK: TOT v Vodafone Group Plc, VGSL and Vodafone UK

The Group has been defending cases brought against it in Spain and the UK by TOT Power Control and Top Optimized Technologies (jointly ‘TOT’) alleging breach of confidentiality and patent infringement. In November 2021 TOT agreed to drop all of its claims against the Group in Spain and the UK for payment, by Vodafone, of a non-material amount and therefore the cases have been settled.

Further background relating to these claims is provided in the Group’s Annual Report for the financial year ended 31 March 2021.